SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

International Equity Fund

World Equity Ex-US Fund

Emerging Markets Equity Fund

Global Equity Fund

Global Managed Volatility Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Extended Duration Fund

Emerging Markets Debt Fund

Real Return Plus Fund

Supplement dated December 17, 2007

to the Class A Shares Prospectus dated September 30, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Information About Fund Investments

The paragraphs under the section entitled “More Information About Fund Investments” on page 78 are hereby deleted and replaced with the following:

To achieve its investment goal, each Fund may invest in one or more portfolios (each, a “Portfolio”) of SEI Alpha Strategy Portfolios, LP, a registered open-end investment company which was established to permit the Funds (and other SIMC sponsored mutual funds) to pursue their respective investment strategies in an efficient manner. A Fund may invest in a Portfolio only if the Portfolio invests in securities and pursues investment strategies that are consistent with the Fund’s investment strategy. Additional information regarding SEI Alpha Strategy Portfolios, LP, including the Sub-Advisers that manage a portion of each Portfolio, is provided under “Sub-Advisers and Portfolio Managers –SEI Alpha Strategy Portfolios, LP.” Each Portfolio has expenses associated with its operations, including advisory and administration fees. When a Fund invests in a Portfolio, it will bear a pro rata portion of the Portfolio’s expenses. These expenses will be reflected in a Fund’s fee table as “Acquired Fund Fees and Expenses.”

This prospectus describes the Funds’ primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

Change in Sub-Advisers and Portfolio Managers

The paragraphs under the sub-section entitled “Large Cap Diversified Alpha Fund” in the section entitled “Sub-Advisers and Portfolio Managers” are hereby deleted and replaced with the following:

LARGE CAP DIVERSIFIED ALPHA FUND:

Analytic Investors, Inc.: Analytic Investors, Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Diversified Alpha Fund’s assets allocated to Analytic. Dennis Bein, a Chief Investment Officer and a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 12 years ago. Harindra de Silva, Analytic’s President and a Portfolio Manager, has also been a member of the U.S. equity team since joining Analytic 12 years ago. Greg McMurran, a Chief Investment Officer and Portfolio Manager, has been a member of the portfolio management team since joining Analytic 31 years ago. Steve Sapra, a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic eight years ago. Portfolio responsibilities are team managed with day-to-day portfolio management responsibilities handled primarily by Messrs. Bein and Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. McMurran serves in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Large Cap Diversified Alpha Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been AJO’s Managing Principal and a Portfolio Manager for 23 years. Mr. Aronson is involved with AJO’s administration and marketing. Kevin M. Johnson, PhD, has been a Principal and Portfolio Manager with AJO for 14 years. Mr. Johnson directs AJO’s research and development efforts. Principal Gina Marie N. Moore, CFA, CPA, has been with AJO for 9 years as a Portfolio Manager and Research Analyst. Ms. Moore also focuses on marketing for AJO. Principal Martha E. Ortiz, CFA, CIC, has been a Portfolio Manager with AJO for 19 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Principal Stefani Cranston, CFA, CPA, has been with AJO for 16 years as a Portfolio Manager and Portfolio and Financial Accountant. Principal R. Brian Wenzinger, CFA, has been with AJO for 7 years as a Portfolio Manager and Research Analyst.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Diversified Alpha Fund’s assets allocated to Delaware. The vast majority of the team joined DMC from Transamerica

Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer —Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Chief Investment Officer since January 1991, manages the portion of the Large Cap Diversified Alpha Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. The team consists of David Hurley, Chief Operating Officer since March 2002, who provides daily oversight of the investment process; Dr. Cary Maguire, INTECH’s Senior Investment Officer since August 2002, who supervises implementation of the portfolio management and trading process; and Joseph Runnels, INTECH’s Vice President of Portfolio Management since March 2003, who implements the day-to-day portfolio management and trading process for client portfolios. Mr. Hurley, previously INTECH’s Chief Compliance Officer from January 1996 to February 2003, joined the portfolio management team at INTECH in January 1988 from Prudential. Dr. Maguire, previously Director of Research from January 1995 to July 2002, joined the portfolio management team at INTECH in November 1991. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined the portfolio management team at INTECH in June 1998 from QED Information Systems.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA’s portfolio management team with primary responsibility for managing the portion of the Large Cap Diversified Alpha Fund’s assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., Devang Gambhirwala, and Ted Lockwood. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. She is also portfolio manager for enhanced index equity portfolios for institutional investors and mutual fund clients. Ms. Stumpp is also extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA’s predecessor in 1987. Mr. Xu, QMA’s Managing Director, is responsible for the portfolio management and investment research for the Large Cap Diversified Alpha Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA’s quantitative core equity portfolios. Mr. Xu joined QMA’s predecessor in 1997. Mr. Stern, a Principal of QMA, is responsible for the portfolio management and investment research for the Large Cap Diversified Alpha Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies for QMA. Mr. Stern joined QMA’s predecessor in 1997. Mr. Gambhirwala, a Vice President of QMA, is responsible for portfolio management and investment research for the Large Cap Diversified Alpha Fund. Mr. Gambhirwala is a portfolio manager for long-short strategies for QMA. He is also responsible for the management of structured products. Mr. Gambhirwala joined QMA’s predecessor in 1986. Mr. Lockwood, a Managing Director of QMA, is responsible for the portfolio management and investment research for the Large Cap Diversified Alpha Fund. Mr. Lockwood is responsible for managing portfolios, investment research, and new product development for QMA. He joined QMA’s predecessor in 1988.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100-Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals led by John Sprow, a Senior Portfolio Manager, who is responsible for portfolio management trading and oversight with respect to the enhanced index equity strategy, Tim Cunneen, CFA, and Rob Aufdenspring, CFA, manages the portion of the Large Cap Diversified Alpha Fund’s assets allocated to Smith Breeden. Mr. Sprow joined Smith Breeden in 1987 and has 19 years of investment experience. For the past five years, Mr. Sprow has served as a Senior Portfolio Manager. Mr. Cunneen joined Smith Breeden in 1998 and has 13 years of investment experience. His primary focus is the management of short duration portfolios. He also analyzes potential investments and execution of such investments in the MBS market. For the past five years, Mr. Cunneen has served as a Senior Portfolio Manager. Mr. Aufdenspring joined Smith Breeden in 1999 and has 10 years of investment experience. His primary focus is the management of enhanced S&P and international equity portfolios. For the past five years, Mr. Aufdenspring has served as a Portfolio Manager.

SEI LIBOR Plus Portfolio:  As described in “More Information about Fund Investments,” the Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of the SEI Alpha Strategy Portfolios, LP. For information about the Sub-Advisers and portfolio managers to the SEI LIBOR Plus Portfolio, please see “SEI Alpha Strategy Portfolios, LP” under this section.

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The paragraphs under the sub-section entitled “Large Cap Disciplined Equity Fund” in the section entitled “Sub-Advisers and Portfolio Managers” are hereby deleted and replaced with the following:

LARGE CAP DISCIPLINED EQUITY FUND:

AlphaSimplex Group, LLC: AlphaSimplex Group, LLC (AlphaSimplex), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A committee of investment professionals manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to AlphaSimplex. AlphaSimplex’s Investment Committee is charged with the responsibility of vetting, approving and documenting all investment products and services, as well as reviewing the corresponding performance results. The three Investment Committee members with the most significant responsibility for managing the assets of the Large Cap Disciplined Equity Fund allocated to AlphaSimplex are Andrew W. Lo, Arnout M. Eikeboom and Philippe P. Lüdi. Dr. Lo is the founder of AlphaSimplex and serves as the firm’s Managing Member, Chief Scientific Officer and Chairman of the Investment Committee. He has been with AlphaSimplex since the firm’s inception in 1999. Dr. Eikeboom, Chief Risk Officer and Chief Compliance Officer, has been with the firm since 2000. Dr. Lüdi, a Research Scientist, specializes in time series analysis and machine learning, and has been with the firm since 2006. Prior to 2006, Dr. Lüdi was in a doctoral program for bioinformatics at Duke University.

Analytic Investors, Inc.: Analytic Investors, Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to Analytic. The team consists of Dennis Bein, a Chief Investment Officer and a Portfolio

Manager, who is responsible for the ongoing research, implementation and oversight for Analytic’s U.S. equity strategies, as well as the day-to-day portfolio management and trading of those accounts. Mr. Bein has been a member of the U.S. equity team since joining the firm 12 years ago. Steve Sapra, a Portfolio Manager, is responsible for ongoing research for Analytic’s U.S. equity strategies, as well as day-to-day portfolio management and trading. Mr. Sapra has been a member of the U.S. equity team since joining the firm eight years ago. Harindra de Silva, Analytic’s President and a Portfolio Manager, is responsible for the firm’s strategic direction and the ongoing development of its investment process. He focuses on the ongoing research and portfolio management of the firm’s U.S. equity strategies and Tactical Asset Allocation Strategies. Dr. de Silva has been a member of the U.S. equity team since joining the firm 10 years ago. Gregory McMurran, a Chief Investment Officer and Portfolio Manager, is responsible for the oversight of implementation of Analytic’s derivatives investment strategies. Mr. McMurran has been a member of the portfolio management team since joining the firm 29 years ago.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Chief Investment Officer since January 1991, manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. The team consists of David Hurley, Chief Operating Officer since March 2002, who provides daily oversight of the investment process; Dr. Cary Maguire, INTECH’s Senior Investment Officer since August 2002, who supervises implementation of the portfolio management and trading process; and Joseph Runnels, INTECH’s Vice President of Portfolio Management since March 2003, who implements the day-to-day portfolio management and trading processes for client portfolios. Mr. Hurley, previously INTECH’s Chief Compliance Officer from January 1996 to February 2003, joined the portfolio management team at INTECH in January 1988 from Prudential. Dr. Maguire, previously Director of Research from January 1995 to July 2002, joined the portfolio management team at INTECH in November 1991. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined the portfolio management team at INTECH in June 1998 from QED Information Systems.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA’s portfolio management team with primary responsibility for managing the portion of the Large Cap Disciplined Equity Fund’s assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., and Ted Lockwood. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Disciplined Equity Fund. She is also portfolio manager for enhanced index equity portfolios for institutional investors and mutual fund clients. Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA’s predecessor in 1987. Mr. Xu, QMA’s Managing Director, is responsible for the portfolio management and investment research for the Large Cap Disciplined Equity Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA’s quantitative core equity portfolios. Mr. Xu joined QMA’s predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Disciplined Equity Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA’s predecessor in 1997. Mr. Lockwood, a Managing Director, is responsible for the portfolio management and investment research for the Large Cap Disciplined Equity Fund.

Mr. Lockwood is responsible for managing portfolios, investment research, and new product development for QMA. He joined QMA’s predecessor in 1988.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden) located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals led by John Sprow, a Senior Portfolio Manager, who is responsible for portfolio management trading and oversight with respect to the enhanced index equity strategy, Tim Cunneen, CFA, and Rob Aufdenspring, CFA, manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to Smith Breeden. Mr. Sprow joined Smith Breeden in 1987 and has 19 years of investment experience. For the past five years, Mr. Sprow has served as a Senior Portfolio Manager. Mr. Cunneen joined Smith Breeden in 1998 and has 13 years of investment experience. His primary focus is the management of short duration portfolios. He also analyzes potential investments and execution of such investments in the MBS market. For the past five years, Mr. Cunneen has served as a Senior Portfolio Manager. Mr. Aufdenspring joined Smith Breeden in 1999 and has 10 years of investment experience. His primary focus is the management of enhanced S&P and international equity portfolios. For the past five years, Mr. Aufdenspring has served as a Portfolio Manager.

SEI LIBOR Plus Portfolio:  As described in “More Information about Fund Investments,” the Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of the SEI Alpha Strategy Portfolios, LP. For information about the Sub-Advisers and portfolio managers to the SEI LIBOR Plus Portfolio, please see “SEI Alpha Strategy Portfolios, LP” under this section.

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The paragraphs under the sub-section entitled “Enhanced Income Fund” in the section entitled “Sub-Advisers and Portfolio Managers” are hereby deleted and replaced with the following:

ENHANCED INCOME FUND:

Highland Capital Management, L.P.: Highland Capital Management, L.P. (Highland Capital), located at 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as a Sub-Adviser to the Enhanced Income Fund. Mark Okada, Co-Founder and Chief Investment Officer, serves as the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to Highland Capital. Mr. Okada has been with the firm since its inception in 1993 and has been Highland’s Chief Investment Officer for the past 5 years.

Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the Enhanced Income Fund. The portfolio managers who are responsible for managing the portion of the Enhanced Income Fund’s assets allocated to RCM are Bob Noyen, MBA and Dmitri Tikhonov, CFA, MBA, PhD. Mr. Noyen and Mr. Tikhonov are the primary portfolio managers for the Enhanced Income Fund and are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution, and communication on all aspects of account design and portfolio performance. Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as CIO. He became a Managing Director in 2006. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge University (2001 to 2002) and became a CFA charterholder in 2005.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the

Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager, serves as the portfolio manager of the portion of the Enhanced Income Fund’s assets allocated to Wellington Management since the Fund’s inception and for the firm for the past five years. Mr. Smith joined Wellington Management in 1992 and has over 20 years of investment experience.

SEI LIBOR Plus Portfolio:  As described in “More Information about Fund Investments,” the Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of the SEI Alpha Strategy Portfolios, LP. For information about the Sub-Advisers and portfolio managers to the SEI LIBOR Plus Portfolio, please see “SEI Alpha Strategy Portfolios, LP” under this section.

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The following is hereby added on page 106 immediately above the last paragraph under the section entitled “Sub-Advisers and Portfolio Managers”:

SEI ALPHA STRATEGY PORTFOLIOS, LP:

SEI LIBOR Plus Portfolio:  By investing primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, the SEI LIBOR Plus Portfolio seeks to produce a total return that exceeds the total return of the 3-Month LIBOR (London Interbank Offered Rate). The Portfolio is managed by SIMC, which operates as a manager-of managers and allocates the Portfolio’s assets to the following Sub-Advisers:

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the SEI LIBOR Plus Portfolio. Tim Cunneen, CFA, a Senior Portfolio Manager, and Rob Aufdenspring, Portfolio Manager, manage the portion of the SEI LIBOR Plus Portfolio’s assets allocated to Smith Breeden. Mr. Cunneen joined Smith Breeden in 1998 and has 13 years of investment experience. He has served as a portfolio manager at Smith Breeden for the past 5 years. Mr. Aufdenspring joined Smith Breeden in 1999 and has 10 years of investment experience. He has served as a portfolio manager at Smith Breeden for the past 5 years.

Declaration Management & Research LLC:  Declaration Management & Research LLC (Declaration), located at 1800 Tysons Blvd., Suite 200, McLean, Virginia 22102, serves as a Sub-Adviser to the SEI LIBOR Plus Portfolio. James E. Shallcross, Executive Vice President and Director of Portfolio Management, and Peter M. Farley, CFA, Senior Vice President of Portfolio Management, serve as the portfolio managers for the portion of the SEI LIBOR Plus Portfolio’s assets allocated to Declaration. Mr. Shallcross joined Declaration in 1991 and has 21 years of fixed income experience in mortgage-backed securities, asset-backed securities and corporate credit.  He oversees the management of all fixed income portfolios, supervises the investment staff, is a member of the Declaration Investment Committee and is a firm principal.  Mr. Shallcross began his tenure at Declaration as a portfolio manager and was named Director of Portfolio Management in 2003.  He became an Executive Vice President of the company in 2005. Mr. Farley joined Declaration in 1996 and has 12 years of fixed income experience in mortgage-backed securities and corporate credit. He manages Active Core portfolios and corporate CDO products, and oversees CMBS / CRE CDO trading and research. He also is responsible for trading corporate bonds, credit derivatives, and conducting corporate bond research. Mr. Farley began his tenure at Declaration as an analyst.  He became an assistant portfolio manager and investment officer in 1999.  In 2001, he was promoted to Vice President and lead portfolio manager and in 2006 he was promoted to Senior Vice President.

Hyperion Brookfield Asset Management, Inc.: Hyperion Brookfield Asset Management, Inc. (Hyperion), located at 200 Vesey Street, 10th Floor, New York, NY 10281, serves as a Sub-Adviser to the SEI LIBOR Plus Portfolio.  Michelle L. Russell-Dowe, Senior Portfolio Manager and Head of the Residential MBS and ABS Investment Team at Hyperion, manages the portion of the SEI LIBOR Plus Portfolio’s assets allocated to Hyperion.  Ms. Russell-Dowe has been with Hyperion since 1999.  Prior to joining Hyperion, she was a Vice President in the Residential Mortgage-Backed Securities Group at Duff & Phelps Credit Rating Company, and was responsible for the rating and analysis of residential mortgage-backed transactions.

Change to the Large Cap Diversified Alpha Fund’s Fees and Expenses

The information in the sub-section entitled “Annual Fund Operating Expenses” under the section entitled “Fund Fees and Expenses” on page 10 is hereby deleted and replaced with the following:

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.34	%*
Acquired Fund Fees and Expenses	0.04	%**
Total Annual Fund Operating Expenses	0.78	%***†

*                                         Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which were 0.27% for the most recent fiscal year.

**                                  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year, including investments in a portfolio of SEI Alpha Strategy Portfolios, LP as discussed under “More Information about Fund Investments.”

***                           The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s administrator voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser’s and the administrator’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund’s administrator may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total direct operating expenses for the most recent fiscal year were as follows:

Large Cap Diversified Alpha Fund – Class A Shares (after waiver)	0.62%

Large Cap Diversified Alpha Fund – Class A Shares (excluding Short Sale Expenses and after waiver and commission recapture)	0.35%

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Change to the Large Cap Disciplined Equity Fund’s Fees and Expenses

The information in the sub-section entitled “Annual Fund Operating Expenses” under the section entitled “Fund Fees and Expenses” on page 16 is hereby deleted and replaced with the following:

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.07	%*
Acquired Fund Fees and Expenses	0.04	%**
Total Annual Fund Operating Expenses	0.51	%***†

*                                         Other expenses include interest expenses associated with reverse repurchase agreements (Reverse Repurchase Expenses), which were 0.01% for the most recent fiscal year.

**                                  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year, including investments in a portfolio of SEI Alpha Strategy Portfolios, LP as discussed under “More Information about Fund Investments.”

***                           The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s administrator voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser’s and the administrator’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund’s administrator may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total direct operating expenses for the most recent fiscal year were as follows:

Large Cap Disciplined Equity Fund – Class A Shares (after waiver)	0.23%

Large Cap Disciplined Equity Fund – Class A Shares (excluding Reverse Repurchase Expenses and after waiver and commission recapture)	0.22%

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Change to the Enhanced Income Fund’s Fees and Expenses

The information in the sub-section entitled “Annual Fund Operating Expenses” under the section entitled “Fund Fees and Expenses” on page 52 is hereby deleted and replaced with the following:

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.09	%*
Acquired Fund Fees and Expenses	0.09	%**
Total Annual Fund Operating Expenses	0.63	%***†

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year, including investments in a portfolio of SEI Alpha Strategy Portfolios, LP as discussed under “More Information about Fund Investments.”

***                           The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s administrator voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser’s and the administrator’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund’s administrator may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total direct operating expenses for the most recent fiscal year were as follows:

Enhanced Income Fund – Class A Shares	0.44%

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-477 (12/07)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

International Equity Fund

World Equity Ex-US Fund

Emerging Markets Equity Fund

Global Equity Fund

Global Managed Volatility Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Extended Duration Fund

Emerging Markets Debt Fund

Real Return Plus Fund

Supplement dated December 17, 2007

to the Statement of Additional Information (“SAI”) dated September 30, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Description of Permitted Investments and Risk Factors

In the section entitled “Description of Permitted Investments and Risk Factors,” the following paragraph is hereby added in the appropriate place in the alphabetical sequence thereof:

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-478 (12/07)